SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of accounting

These consolidated and combined financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. Investments in entities in which the Partnership directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Partnership is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All intercompany balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated and combined financial statements include the financial statements of the entities listed in Note 5.

The consolidated and combined financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor. Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers. These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012	2011	2010
Administrative expenses	1,365	4,947	6,651
Pension costs	220	805	1,439
Net financial (income) expenses	(149)	(2,983)	16,172
	1,436	2,769	24,262

For the years ended December 31, 2012, 2011 and 2010 the above table includes allocated costs (income) for the combined entity for the period prior to April 13, 2011, representing the period prior to the Partnership's IPO and for the Dropdown Predecessor for the periods prior to their acquisition from Golar.

Included in the Combined Entity's equity as of April 13, 2011, are net liabilities of $14.9 million relating to certain assets and liabilities of the Golar Spirit that were carved out as they were readily separable and identifiable within the books of Golar. However, these amounts have been retained by Golar and have not been transferred to the Partnership and therefore have been eliminated from the Partnership's equity position as of April 13, 2011.

Included in the Dropdown Predecessor's equity as of October 18, 2011 and July 18, 2012, were net liabilities of $24.8 million and $9.0 million relating to the Golar Freeze and the NR Satu, respectively, that were carved out and retained by Golar. These amounts have not been transferred to the Partnership and therefore have been eliminated from the Partnership's equity upon acquisition by the Partnership.

Details of the net liabilities eliminated are as follows:

(in thousands of $)	Dropdown Predecessor relating to NR Satu (1)	Dropdown Predecessor relating to Golar Freeze (2)	Combined Entity ("Initial Fleet")(3)	Total
Balance Sheet captions:
Other non-current assets	—	—	12,007	12,007
Other current liabilities	(1,511)	—	—	(1,511)
Other long-term liabilities	(7,535)	(24,810)	(26,863)	(59,208)
Total	(9,046)	(24,810)	(14,856)	(48,712)
__________________________________________
(1)	As of July 19, 2012
(2)	As of October 19, 2011
(3)	As of April 13, 2011

These consolidated and combined financial statements include the financial position, results of operations and cashflows of the Combined Entity and the Dropdown Predecessor. In the preparation of these consolidated and combined financial statements, the loan and related balances and interest expenses relating to the NR Satu and the Golar Freeze, the lease related expenses (including termination thereof) relating to the NR Satu, the Golar Freeze and the Golar Spirit, general and administrative expenses (including pension and stock-based compensation), income tax expense, and certain derivatives' related expenses which were not directly attributable to the respective vessels have been allocated to the Partnership on the following basis:

Prior to June 2010, the debt relating to the Golar Freeze was held in a subsidiary of Golar in connection with the loan facility for five of Golar's vessels, including the Golar Freeze. In June 2010, the Golar Freeze's share of the loan facility was repaid and the vessel was refinanced through a loan facility within the Partnership. Accordingly, for periods prior to June 2010 the Golar Freeze's share of the loan facility, interest expense, deferred finance fees and related balances have been carved out based on the cash settlement value in June 2010.

The debt relating to the NR Satu was held in a subsidiary of Golar in connection with the loan facility for five of Golar's vessels, including the NR Satu. The loan facility was repaid in April 2011. Accordingly, for periods prior to April 2011 the NR Satu's share of the loan facility, interest expense, deferred finance fees and related balances have been carved out based on the remaining loan balance following the settlement of the Golar Spirit and the Golar Freeze related balances in November 2008 and June 2010, respectively, and based on the 2003 internal valuations performed at inception of the debt. In addition, the NR Satu associated lease balances, termination thereof and amortization of deferred tax benefits on intragroup transfers were carved out on the same basis as the loan facility.

In contrast, the Golar Freeze, Golar Spirit and the NR Satu associated lease balances, termination thereof and amortization of deferred tax benefits on intragroup transfers have been reflected in these financial statements at Golar's book value, as they are readily separable and identifiable within the books of Golar (see note 23).

Vessel operating expenses includes ship management fees for the provision of technical and commercial management of vessels, which have been allocated to the Partnership based on intercompany charges invoiced by Golar.

Vessel operating expenses include an allocation of Golar's defined benefit pension plan costs. Golar operates two defined benefit pension plans for itself and its subsidiaries: one for the crews and one for administrative personnel. The pension cost is calculated in the subsidiaries on a contribution basis and relates principally to crew whose employment cannot be tied to a specific vessel, as they were a shared resource across all vessels. Accordingly, the pension costs have been allocated based on the number of vessels in Golar's fleet.

Administrative expenses (including stock-based compensation, which are described further below) of Golar that cannot be attributed to a specific vessel and for which the Partnership is deemed to have received benefit have been allocated based on the number of vessels in Golar's fleet.

Administrative expenses include an allocation of Golar's stock-based compensation costs. In respect of options awarded to certain employees and directors of Golar, whose employment or service cannot be specifically attributed to any specific vessel. Therefore, it is considered that the Partnership, as a part of Golar, received benefit from their services, and so should recognize a share of the respective cost. Accordingly, stock-based compensation costs have been allocated based on the number of vessels in Golar's fleet.

Other financial items include an allocation of Golar's mark-to-market adjustments for interest rate swap and foreign currency swap derivatives. In respect of mark-to-market adjustments for interest rate swap derivatives these have been allocated on the basis of the Partnership's proportion of Golar's debt including capital leases. For foreign currency derivatives and related adjustments to earnings these have been allocated on the basis of being separately identifiable and specifically for the benefit of the Partnership.

Income tax expense has been determined for the Partnership on a separate returns basis.

Management has deemed the related allocation reasonable to present the financial position, results of operations, and cash flows of the Combined Entity and Dropdown Predecessor on a stand-alone basis. However, the financial position, results of operations and cash flows of the Combined Entity and Dropdown Predecessor may differ from those that would have been achieved had the Partnership operated autonomously for all years presented as the Partnership would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity for the periods prior to the IPO. Accordingly, the financial statements do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Business combination between entities under common control

Reorganization of entities under common control are accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as an equity distribution. In addition re-organization of entities under common control are accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Golar. Therefore, the Partnership's financial statements prior to the date the interests in the combining entity were actually acquired will be retroactively adjusted to include the results of the Combined Entity during the periods it was under common control of Golar.

As discussed in note 1, following the first annual general meeting of common unitholders on December 13, 2012, Golar ceased to control the board of directors as the majority of board members became electable by the common unitholders. As a result, the Partnership is not considered to be under common control with Golar. As a consequence, starting with December 13, 2012, the Partnership will no longer account for vessel acquisitions from Golar as a transfer of equity interest between entities under common control.

Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs. Revenues generated from time charters, which are classified as operating leases by the Partnership, are recorded over the term of the charter as service is provided. The Partnership does not recognize revenues during days that the vessel is off-hire. Incentives for charterers to enter into lease agreements are spread evenly over the lease term.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years. Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis. Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Under time charters, voyage expenses are paid by the Partnership's customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes

Income taxes are based on a separate return basis. The guidance on income taxes prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Comprehensive Income

As at December 31, 2012, 2011 and 2010, the Partnership's accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2012	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(8,989)	(5,039)	(5,943)

Cash and cash equivalents

The Partnership considers all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.

Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments. The Partnership considers all short-term investments as held to maturity. These investments are carried at amortized cost. The Partnership places its short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Trade receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories

Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment

Vessels are stated at cost less accumulated depreciation. The cost of vessels less the estimated residual value is depreciated on a straight-line basis over the assets' remaining useful economic lives.

Cost of building the mooring equipment were incurred as part of the NR Satu time charter agreement. The cost of the mooring equipment is capitalized and depreciated over the initial lease term of the NR Satu charter.

Refurbishment costs incurred during the period are capitalized as part of vessels and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment. Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years. For vessels that are newly built or acquired, the Partnership has adopted the "built-in overhaul" method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated.

Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Mooring equipment	11 years

Interest costs capitalized in connection with the conversion of the NR Satu and the Golar Freeze into FSRUs for the years ended December 31, 2012, 2011 and 2010 were $1.8 million, $1.9 million and $0.5 million, respectively.

Vessels under capital lease

The Partnership leases certain vessels under agreements that have been accounted for as capital leases. Obligations under capital leases are carried at the present value of future minimum lease payments, and the asset balance is amortized on a straight-line basis over the remaining economic useful lives of the vessels. Interest expense is calculated at a constant rate over the term of the lease.

Depreciation of vessels under capital lease is included within depreciation and amortization expense in the statement of operations. Vessels under capital lease are depreciated on a straight-line basis over the vessels' remaining useful economic lives, based on a useful life of 40 to 50 years. Refurbishment costs and drydocking expenditures incurred in respect of vessels under capital lease are accounted for consistently as that of vessels.

Certain of our capital leases are 'funded' via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise this is funded by, or released to, available working capital.

Interest costs capitalized

Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction and includes vessels undergoing retrofitting into FSRUs for the Partnership's own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or the Partnership's weighted average cost of borrowings where appropriate, over the term period from commencement of the conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

Deferred credit from capital leases

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 23). Amortization of deferred income is offset against depreciation and amortization expense in the statement of operations.

Impairment of long-lived assets

The Partnership continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived asset may not be recoverable. When such events or changes in circumstances are present, the Partnership assesses the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Partnership recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

The Partnership assessed the potential impairment of its long-term assets, in respect of unutilized parts originally ordered for the Golar Spirit FSRU conversion following changes to the original project specifications. The Partnership incurred impairment charges for the year ended December 31, 2010 (see Note 8).

Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan. Amortization of deferred loan costs is included in "Other financial items, net" in the statement of operations. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Provisions

The Partnership, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Partnership has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Partnership will provide the lower amount within the range. See Note 26, "Other Commitments and Contingencies" for further discussion.

Derivatives

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Partnership's debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the balance sheet. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the consolidated and combined carve-out balance sheet, except if the current portion is a liability, in which case the current portion is included in "Other current liabilities." The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership has adopted hedge accounting for certain of its interest rate swap arrangements designated as cash flow hedges. For derivative instruments that are not designated or do not qualify as hedges, the changes in fair value of the derivative financial instrument are recognized in earnings and recorded each period in current earnings in "Other financial items, net".

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge. If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in owner's equity. The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative. The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in owner's equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense). If the hedged items are no longer probable of occurring, amounts recognized in equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Foreign currencies

The Partnership's and its subsidiaries' functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of the Partnership's expenditures are incurred in U.S. dollars. The Partnership's reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the statements of operations.

Fair Value measurements

The Partnership accounts for fair value measurements in accordance with the Accounting Standards Codification ("ASC") guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.